INCOME TAXES - Schedule of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Net operating losses carried forward	$ 44,237	$ 48,751
Depreciation and amortization	14,101	9,690
Deferred deductible expenses	0	1,052
Sub-total	58,338	59,493
Valuation allowances	(58,338)	(59,493)
Total deferred tax assets	0	0
Deferred tax liabilities
Unrealized capital allowances	(1,044)	(588)
Total deferred tax liabilities	(1,044)	(588)
Deferred tax liabilities, net	$ (1,044)	$ (588)